Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ (543,242)	$ (60,518)	$ (6,525)
Other comprehensive income (loss) relating to cash flow hedges, pretax:
Changes in fair value of cash flow hedges during the period, pretax	(3,573)	(2,917)	5,072
Reclassification adjustments, pretax	(29,120)	(25,449)	(18,947)
Total other comprehensive income (loss) relating to cash flow hedges, pretax	25,547	22,532	24,019
Foreign-currency translation adjustment, pretax	(415,703)	(112,395)	63,982
Defined benefit pension plans, pretax:
Actuarial (loss) gain on defined benefit pension plans, pretax	232,308	(39,571)	121,512
Reclassification adjustments, pretax	17,147	25,418	18,334
Total other comprehensive income (loss) relating to defined benefit pension plans, pretax	(215,161)	64,989	(103,178)
Other comprehensive income (loss), pretax	(605,317)	(24,874)	(15,177)
Other Comprehensive Income (Loss), Tax
Other comprehensive income (loss) relating to cash flow hedges, tax effect:	(6,968)	(6,047)	(26,139)
Changes in fair value of cash flow hedges during the period, tax effect	1,417	1,346	(21,171)
Reclassification adjustments, tax effect	8,385	7,393	4,968
Total other comprehensive income (loss) relating to cash flow hedges, tax effect	(6,968)	(6,047)	(26,139)
Changes in fair value of cash flow hedges during the period, tax effect	1,417	1,346	(21,171)
Reclassification adjustments, tax effect	8,385	7,393	4,968
Defined benefit pension plans, tax effect:	75,129	(27,553)	34,970
Actuarial (loss) gain on defined benefit pension plans, tax effect	81,476	(17,828)	42,159
Reclassification adjustments, tax effect	6,347	9,725	7,189
Total other comprehensive income (loss) relating to defined benefit pension plans, tax effect	(75,129)	27,553	(34,970)
Actuarial (loss) gain on defined benefit pension plans, tax effect	81,476	(17,828)	42,159
Reclassification adjustments, tax effect	6,347	9,725	7,189
Other comprehensive income (loss), tax effect	68,161	(33,600)	8,831
Comprehensive Income (Loss), Net before NCI
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:	18,579	16,485	(2,120)
Changes in fair value of cash flow hedges during the period, net before NCI	(2,156)	(1,571)	(16,099)
Reclassification adjustments, net before NCI	(20,735)	(18,056)	(13,979)
Total other comprehensive income (loss) relating to cash flow hedges, net before NCI	18,579	16,485	(2,120)
Changes in fair value of cash flow hedges during the period, net before NCI	(2,156)	(1,571)	(16,099)
Reclassification adjustments, net before NCI	(20,735)	(18,056)	(13,979)
Foreign-currency translation adjustment, net before NCI	(415,703)	(112,395)	63,982
Defined benefit pension plans, net before NCI:
Actuarial (loss) gain on defined benefit pension plans, net before NCI	(150,832)	21,743	(79,353)
Reclassification adjustments, net before NCI	10,800	15,693	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans, net before NCI	140,032	(37,436)	68,208
Other comprehensive income (loss), net before NCI	(537,156)	(58,474)	(6,346)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:	18,579	16,485	(2,120)
Changes in fair value of cash flow hedges during the period, net before NCI	(2,156)	(1,571)	(16,099)
Reclassification adjustments, net before NCI	(20,735)	(18,056)	(13,979)
Foreign-currency translation adjustment, Non-controlling interests	(6,086)	(2,044)	(179)
Other comprehensive income (loss), Non-controlling interests	(6,086)	(2,044)	(179)
Other comprehensive income (loss) relating to cash flow hedges, OCI net of tax:
Changes in fair value of cash flow hedges during the period, OCI net of tax	(2,156)	(1,571)	(16,099)
Reclassification adjustments, OCI net of tax	(20,735)	(18,056)	(13,979)
Total other comprehensive income (loss) relating to cash flow hedges, OCI net of tax	18,579	16,485	(2,120)
Foreign-currency translation adjustment - net	(421,789)	(114,439)	63,803
Defined benefit pension plans, OCI net of tax:
Actuarial (loss) gain on defined benefit pension plans, OCI net of tax	(150,832)	21,743	(79,353)
Reclassification adjustments, OCI net of tax	10,800	15,693	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans, OCI net of tax	(140,032)	37,436	(68,208)
Other comprehensive income (loss), net of tax	$ (543,242)	$ (60,518)	$ (6,525)